CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2024	2025
Advances from customers for B2C	3,529	3,396
Advances from customers for B2B ICT	2,208	2,774
Advances from customers for International	679	814
Advances from customers for B2B Infra	699	492
Advances from customers for others	623	494
Total	7,738	7,970

Schedule of breakdown of contract liabilities, non-current

	2024	2025
Advances from customers for International	948	1,059
Advances from customers for B2B ICT	244	581
Advances from customers for B2C	602	558
Advances from customers for others	690	653
Total	2,484	2,851

Schedule of movements of contract liabilities

	2024	2025
At January, 1	9,439	10,222
Deferred during the year	7,631	8,337
Recognized as revenue during the year	(6,848)	(7,738)
At December, 31	10,222	10,821
Current	(7,738)	(7,970)
Non-Current	2,484	2,851